LONG-TERM DEBT (Details)					12 Months Ended
	Dec. 08, 2016 USD ($)	Jun. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 16, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long-term Debt
Debt instrument, outstanding balance					$ 1,195,172,000	$ 1,245,172,000
6.375% Senior Notes due June 1, 2024 (the 2016 Senior Notes); interest payable each June 1 and December 1, which commenced December 1, 2016
Long-term Debt
Stated interest rate (as a percent)					6.375%
6.75% Senior Notes due December 15, 2022 (the 2015 Senior Notes); interest payable each June 15 and December 15, which commenced June 15, 2016
Long-term Debt
Stated interest rate (as a percent)					6.75%	6.75%
Revolving Credit Facility | Match Group Credit Agreement
Long-term Debt
Maximum borrowing capacity					$ 500,000,000
Credit facility, borrowings outstanding					$ 0	$ 0
Annual commitment fee (as a percent)					0.30%
Revolving Credit Facility | Match Group Credit Agreement | Minimum
Long-term Debt
Maximum leverage ratio					2.5
Revolving Credit Facility | Match Group Credit Agreement | Maximum
Long-term Debt
Maximum leverage ratio					5.0
Senior Notes | 6.375% Senior Notes due June 1, 2024 (the 2016 Senior Notes); interest payable each June 1 and December 1, which commenced December 1, 2016
Long-term Debt
Debt instrument, face amount		$ 400,000,000
Senior Notes | 6.375% Senior Notes due June 1, 2024 (the 2016 Senior Notes); interest payable each June 1 and December 1, which commenced December 1, 2016 | Maximum
Long-term Debt
Maximum leverage ratio					5.0
Senior Notes | 6.75% Senior Notes due December 15, 2022 (the 2015 Senior Notes); interest payable each June 15 and December 15, which commenced June 15, 2016 | Maximum
Long-term Debt
Maximum leverage ratio					5.0
Term Loan | Term Loan due November 16, 2022
Long-term Debt
Debt instrument, face amount				$ 800,000,000
Repayment of debt	$ 40,000,000	$ 400,000,000	$ 10,000,000
Debt instrument, outstanding balance					$ 350,000,000
Debt instrument, interest rate					4.20%
Term Loan | Term Loan due November 16, 2022 | Base Rate
Long-term Debt
Basis spread on variable rate (as a percent)				2.25%
Term Loan | Term Loan due November 16, 2022 | LIBOR
Long-term Debt
Basis spread on variable rate (as a percent)				3.25%
Term Loan | Revolving Credit Facility | Term Loan due November 16, 2022 | LIBOR
Long-term Debt
Variable rate floor (as a percent)				0.75%
IAC | Senior Notes | 4.75% Senior Notes, due December 15, 2022
Long-term Debt
Stated interest rate (as a percent)				4.75%
IAC | Senior Notes | 4.75% Senior Notes Due November 2018
Long-term Debt
Stated interest rate (as a percent)				4.875%